Leases - Right-of-use assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases
Right-of-use assets at beginning of period	€ 929	€ 884
Depreciation	(216)	(225)	€ (214)
Impairment charges	2	6	(25)
Right-of-use assets at end of period	906	929	884
Gross carrying amount
Leases
Right-of-use assets at beginning of period	1,664	1,541
Additions	203	257
Retirements	(135)	(137)
Translation differences	(23)	3
Right-of-use assets at end of period	1,709	1,664	1,541
Accumulated depreciation, amortisation and impairment
Leases
Right-of-use assets at beginning of period	(735)	(657)
Retirements	135	137
Translation differences	11	4
Depreciation	(216)	(225)
Impairment charges	2	6
Right-of-use assets at end of period	(803)	(735)	(657)
Buildings
Leases
Right-of-use assets at beginning of period	834	785
Right-of-use assets at end of period	757	834	785
Buildings | Gross carrying amount
Leases
Right-of-use assets at beginning of period	1,423	1,318
Additions	74	184
Retirements	(39)	(85)
Translation differences	(24)	6
Right-of-use assets at end of period	1,434	1,423	1,318
Buildings | Accumulated depreciation, amortisation and impairment
Leases
Right-of-use assets at beginning of period	(589)	(533)
Retirements	39	85
Translation differences	11	3
Depreciation	(140)	(150)
Impairment charges	2	6
Right-of-use assets at end of period	(677)	(589)	(533)
Other
Leases
Right-of-use assets at beginning of period	95	99
Right-of-use assets at end of period	149	95	99
Other | Gross carrying amount
Leases
Right-of-use assets at beginning of period	241	223
Additions	129	73
Retirements	(96)	(52)
Translation differences	1	(3)
Right-of-use assets at end of period	275	241	223
Other | Accumulated depreciation, amortisation and impairment
Leases
Right-of-use assets at beginning of period	(146)	(124)
Retirements	96	52
Translation differences	0	1
Depreciation	(76)	(75)
Impairment charges	0	0
Right-of-use assets at end of period	€ (126)	€ (146)	€ (124)